                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of March 31, 2007 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)    ($ X 1,000)
-------------------------------------------------------------------------------
 97.5%  FEDERAL AGENCY SECURITIES                        165,827        165,827
  1.5%  OTHER INVESTMENTS                                  2,625          2,625
-------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                                168,452        168,452
  1.0%  OTHER ASSETS AND
        LIABILITIES                                                       1,634
-------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      170,086

ISSUER                                               FACE AMOUNT       VALUE
RATE, MATURITY DATE                                  ($ X 1,000)    ($ X 1,000)
FEDERAL AGENCY SECURITIES 97.5% OF NET ASSETS

FIXED-RATE DISCOUNT NOTES 97.5%
-------------------------------------------------------------------------------
FANNIE MAE
   5.20%, 04/11/07                                         2,568          2,565
   5.21%, 04/25/07                                         1,937          1,930
   5.21%, 05/02/07                                         2,480          2,469
   5.20%, 05/09/07                                         2,934          2,918
   5.21%, 05/09/07                                         1,000            995
   5.21%, 05/23/07                                         1,283          1,273
   5.22%, 05/23/07                                         1,000            992
   5.23%, 05/23/07                                         3,000          2,978
   5.22%, 05/31/07                                         1,040          1,031
   5.23%, 05/31/07                                         1,758          1,743
   5.21%, 06/01/07                                         1,000            991
   5.20%, 06/06/07                                         1,760          1,743
   5.21%, 06/06/07                                         3,495          3,462
   5.26%, 06/13/07                                         1,843          1,824
   5.21%, 06/20/07                                         1,000            989
   5.22%, 06/27/07                                         1,256          1,240
   5.22%, 07/11/07                                         2,626          2,588
   5.20%, 07/13/07                                         1,121          1,105
   5.20%, 09/19/07                                         1,000            976
FEDERAL FARM CREDIT BANK
   5.17%, 04/02/07                                         1,700          1,700
   5.19%, 04/02/07                                         3,730          3,729
   5.20%, 04/02/07                                         1,250          1,250
   5.17%, 04/05/07                                         4,993          4,990
   5.19%, 04/17/07                                         1,516          1,512
   5.18%, 04/23/07                                         1,625          1,620
   5.19%, 04/24/07                                         3,694          3,681
   5.20%, 04/27/07                                         1,000            996
   5.19%, 05/03/07                                         1,785          1,777
   5.20%, 05/04/07                                         1,000            995
   5.19%, 05/14/07                                         1,000            994
   5.19%, 05/15/07                                         1,775          1,764
   5.19%, 05/25/07                                         1,720          1,707
   5.21%, 05/25/07                                         2,000          1,985
   5.20%, 05/29/07                                         1,703          1,689
   5.20%, 05/30/07                                         1,000            992
   5.20%, 06/04/07                                         3,000          2,973
   5.20%, 06/12/07                                         1,196          1,184
   5.21%, 06/12/07                                         1,635          1,618
   5.21%, 06/25/07                                         1,000            988
   5.20%, 06/29/07                                         3,834          3,785
FEDERAL HOME LOAN BANK
   5.19%, 04/11/07                                         1,366          1,364
   5.18%, 04/18/07                                         1,418          1,415
   5.20%, 04/20/07                                         2,000          1,995
   5.20%, 04/25/07                                         2,000          1,993
   5.23%, 04/27/07                                         2,000          1,992
   5.23%, 04/30/07                                         2,244          2,235
   5.20%, 05/09/07                                         1,986          1,975
   5.20%, 05/16/07                                         1,000            994
   5.23%, 05/16/07                                         1,515          1,505
   5.22%, 05/18/07                                         3,548          3,524
   5.22%, 05/23/07                                         1,211          1,202
   5.23%, 05/23/07                                         2,522          2,503
   5.21%, 06/06/07                                         1,104          1,094
   5.20%, 06/21/07                                         1,000            988
   5.20%, 06/27/07                                         1,499          1,481
FREDDIE MAC
   5.19%, 04/03/07                                         1,450          1,450
   5.19%, 04/05/07                                         1,756          1,755
   5.19%, 04/09/07                                         1,400          1,398
   5.23%, 04/09/07                                         1,195          1,194
   5.26%, 04/10/07                                         1,000            999
   5.20%, 04/16/07                                         1,667          1,663
   5.21%, 04/16/07                                         1,920          1,916
   5.23%, 04/17/07                                         1,000            998
   5.20%, 04/23/07                                         3,500          3,489
   5.21%, 04/24/07                                         1,300          1,296
   5.21%, 05/09/07                                         1,144          1,138
   5.20%, 05/14/07                                         1,678          1,668
   5.22%, 05/14/07                                         1,000            994
   5.23%, 05/14/07                                         2,300          2,286
   5.21%, 05/21/07                                         1,000            993
   5.21%, 05/25/07                                         3,075          3,051
   5.22%, 05/29/07                                         1,679          1,665
   5.21%, 05/31/07                                         1,265          1,254
   5.21%, 06/08/07                                         1,300          1,287
   5.22%, 06/08/07                                         1,417          1,403
   5.22%, 06/25/07                                         1,300          1,284
   5.21%, 07/02/07                                         1,312          1,295
   5.19%, 07/27/07                                         1,038          1,021
   5.18%, 08/13/07                                         1,333          1,308
TENNESSEE VALLEY AUTHORITY
   5.19%, 04/26/07                                         5,943          5,922
   5.21%, 04/26/07                                         3,100          3,089
   5.19%, 05/03/07                                         9,316          9,273
   5.15%, 05/10/07                                         3,096          3,079

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.17%, 05/10/07                                         3,700           3,679
   5.19%, 06/14/07                                         2,000           1,979
                                                                     -----------
TOTAL FEDERAL AGENCY SECURITIES
(COST $165,827)                                                          165,827
                                                                     -----------

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 1.5% OF NET ASSETS

REPURCHASE AGREEMENTS 1.5%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA) L.L.C.
Tri-Party Repurchase Agreement
   dated 03/30/07, due 04/02/07 at
   5.10%, fully collateralized by U.S.
   Treasury Securities with a value of $2,678.             2,626           2,625
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $2,625)                                                              2,625
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $168,452.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS As of March 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 13.1%  COMMON STOCK                                       3,020           6,077
 86.1%  OTHER INVESTMENT COMPANIES                        32,897          39,798
  0.7%  SHORT-TERM INVESTMENTS                               298             298
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                 36,215          46,173
  0.1%  OTHER ASSETS AND
        LIABILITIES                                                           57
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        46,230

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 13.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co.                                               883               7
General Motors Corp.                                         267               8
Harley-Davidson, Inc.                                        128               7
Johnson Controls, Inc.                                        91               9
The Goodyear Tire & Rubber Co. *                              84               3
                                                                     -----------
                                                                              34
BANKS 0.7%
--------------------------------------------------------------------------------
BB&T Corp.                                                   253              10
Comerica, Inc.                                                78               5
Commerce Bancorp, Inc.                                       100               3
Compass Bancshares, Inc.                                      59               4
Countrywide Financial Corp.                                  285              10
Fannie Mae                                                   457              25
Fifth Third Bancorp                                          262              10
First Horizon National Corp.                                  60               2
Freddie Mac                                                  326              19
Hudson City Bancorp, Inc.                                    200               3
Huntington Bancshares, Inc.                                  118               3
KeyCorp                                                      191               7
M&T Bank Corp.                                                37               4
Marshall & Ilsley Corp.                                      106               5
MGIC Investment Corp.                                         42               2
National City Corp.                                          260              10
PNC Financial Services Group, Inc.                           138              10
Regions Financial Corp.                                      344              12
Sovereign Bancorp                                            176               4
SunTrust Banks, Inc.                                         175              15
Synovus Financial Corp.                                      149               5
U.S. Bancorp                                                 852              30
Wachovia Corp.                                               895              49
Washington Mutual, Inc.                                      469              19
Wells Fargo & Co.                                          1,584              55
Zions Bancorp                                                 50               4
                                                                     -----------
                                                                             325
CAPITAL GOODS 1.1%
--------------------------------------------------------------------------------
3M Co.                                                       357              27
American Standard Companies, Inc.                             85               5
Caterpillar, Inc.                                            317              21
Cooper Industries Ltd., Class A                               88               4
Cummins, Inc.                                                 22               3
Danaher Corp.                                                112               8
Deere & Co.                                                  113              12
Dover Corp.                                                   97               5
Eaton Corp.                                                   71               6
Emerson Electric Co.                                         388              17
Fluor Corp.                                                   42               4
General Dynamics Corp.                                       189              15
General Electric Co.                                       4,932             174
Goodrich Corp.                                                59               3
Honeywell International, Inc.                                394              18
Illinois Tool Works, Inc.                                    196              10
Ingersoll-Rand Co., Ltd., Class A                            154               7
ITT Corp.                                                     88               5
L-3 Communications Holdings, Inc.                             58               5
Lockheed Martin Corp.                                        169              16
Masco Corp.                                                  196               5
Northrop Grumman Corp.                                       165              12
PACCAR, Inc.                                                 121               9
Pall Corp.                                                    60               2
Parker Hannifin Corp.                                         56               5
Raytheon Co.                                                 212              11
Rockwell Automation, Inc.                                     83               5
Rockwell Collins, Inc.                                        82               6
Terex Corp. *                                                 40               3
Textron, Inc.                                                 62               6
The Boeing Co.                                               378              34
Tyco International Ltd.                                      953              30
United Technologies Corp.                                    480              31
W.W. Grainger, Inc.                                           37               3
                                                                     -----------
                                                                             527
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              115               2
Avery Dennison Corp.                                          53               3
Cintas Corp.                                                  66               2
Equifax, Inc.                                                 62               2
H&R Block, Inc.                                              156               3
Monster Worldwide, Inc. *                                     60               3
Pitney Bowes Inc                                             108               5
R.R. Donnelley & Sons Co.                                    103               4
Robert Half International, Inc.                               82               3
Waste Management, Inc.                                       261               9
                                                                     -----------
                                                                              36
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                               45               1

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Centex Corp.                                                  59               2
Coach, Inc. *                                                181               9
D.R. Horton, Inc.                                            128               3
Eastman Kodak Co.                                            135               3
Fortune Brands, Inc.                                          70               6
Harman International Industries, Inc.                         32               3
Hasbro, Inc.                                                  85               2
Jones Apparel Group, Inc.                                     55               2
KB Home                                                       37               2
Leggett & Platt, Inc.                                         87               2
Lennar Corp., Class A                                         64               3
Liz Claiborne, Inc.                                           50               2
Mattel, Inc.                                                 183               5
Newell Rubbermaid, Inc.                                      129               4
Nike, Inc., Class B                                           89               9
Polo Ralph Lauren Corp.                                       30               3
Pulte Homes, Inc.                                            102               3
Snap-On, Inc.                                                 27               1
The Black & Decker Corp.                                      36               3
The Stanley Works                                             35               2
VF Corp.                                                      42               4
Whirlpool Corp.                                               36               3
                                                                     -----------
                                                                              77
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                 67               3
Carnival Corp.                                               205              10
Darden Restaurants, Inc.                                      63               3
Harrah's Entertainment, Inc.                                  88               7
Hilton Hotels Corp.                                          155               6
International Game Technology                                159               6
Marriott International, Inc., Class A                        152               7
McDonald's Corp.                                             594              27
Starbucks Corp. *                                            361              11
Starwood Hotels & Resorts Worldwide, Inc.                    103               7
Wendy's International, Inc.                                   55               2
Wyndham Worldwide Corp. *                                     95               3
YUM! Brands, Inc.                                            130               7
                                                                     -----------
                                                                              99
DIVERSIFIED FINANCIALS 1.3%
--------------------------------------------------------------------------------
American Express Co.                                         585              33
Ameriprise Financial, Inc.                                   118               7
Bank of America Corp.                                      2,197             112
Capital One Financial Corp.                                  142              11
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                    15               8
CIT Group, Inc.                                               95               5
Citigroup, Inc.                                            2,361             121
E*TRADE Financial Corp. *                                    197               4
Federated Investors, Inc., Class B                            40               1
Franklin Resources, Inc.                                      72               9
Janus Capital Group, Inc.                                    102               2
JPMorgan Chase & Co.                                       1,649              80
Legg Mason, Inc.                                              59               6
Lehman Brothers Holdings, Inc.                               350              25
Mellon Financial Corp.                                       197               8
Merrill Lynch & Co., Inc.                                    434              35
Moody's Corp.                                                116               7
Morgan Stanley                                               508              40
Northern Trust Corp.                                          87               5
SLM Corp.                                                    197               8
State Street Corp.                                           157              10
T. Rowe Price Group, Inc.                                    126               6
The Bank of New York Co., Inc.                               364              15
The Bear Stearns Cos., Inc.                                   56               8
The Charles Schwab Corp. (a)                                 488               9
The Goldman Sachs Group, Inc.                                206              43
                                                                     -----------
                                                                             618
ENERGY 1.3%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                     220               9
Apache Corp.                                                 156              11
Baker Hughes, Inc.                                           161              11
BJ Services Co.                                              154               4
Chesapeake Energy Corp.                                      176               5
Chevron Corp.                                              1,053              78
ConocoPhillips                                               780              53
CONSOL Energy, Inc.                                          100               4
Devon Energy Corp.                                           210              15
El Paso Corp.                                                311               5
ENSCO International, Inc.                                     70               4
EOG Resources, Inc.                                          114               8
Exxon Mobil Corp.                                          2,789             210
Halliburton Co.                                              488              16
Hess Corp.                                                   111               6
Kinder Morgan, Inc.                                           49               5
Marathon Oil Corp.                                           173              17
Murphy Oil Corp.                                              79               4
Nabors Industries Ltd. *                                     149               4
National-Oilwell Varco, Inc. *                                82               6
Noble Corp.                                                   64               5
Occidental Petroleum Corp.                                   406              20
Peabody Energy Corp.                                         100               4
Rowan Cos., Inc.                                              52               2
Schlumberger Ltd.                                            559              39
Smith International, Inc.                                    100               5
Spectra Energy Corp.                                         293               8
Sunoco, Inc.                                                  64               5
Transocean, Inc. *                                           154              13
Valero Energy Corp.                                          294              19
Weatherford International Ltd. *                             166               7
Williams Cos., Inc.                                          282               8
XTO Energy, Inc.                                             171               9
                                                                     -----------
                                                                             619
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                       223              12
CVS Corp.                                                    740              25
Safeway, Inc.                                                212               8
Supervalu, Inc.                                               96               4
Sysco Corp.                                                  294              10
The Kroger Co.                                               344              10
Wal-Mart Stores, Inc.                                      1,182              55
Walgreen Co.                                                 478              22
Whole Foods Market, Inc.                                      66               3
                                                                     -----------
                                                                             149

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                                           987              87
Anheuser-Busch Cos., Inc.                                    367              19
Archer-Daniels-Midland Co.                                   309              11
Brown-Forman Corp., Class B                                   40               3
Campbell Soup Co.                                             88               3
Coca-Cola Enterprises, Inc.                                  144               3
ConAgra Foods, Inc.                                          245               6
Constellation Brands, Inc., Class A *                         94               2
Dean Foods Co. *                                              65               3
General Mills, Inc.                                          168              10
H.J. Heinz Co.                                               158               7
Kellogg Co.                                                  118               6
McCormick & Co., Inc.                                         63               2
Molson Coors Brewing Co., Class B                             25               2
PepsiCo, Inc.                                                783              50
Reynolds American, Inc.                                       80               5
Sara Lee Corp.                                               359               6
The Coca-Cola Co.                                            974              47
The Hershey Co.                                               84               5
The Pepsi Bottling Group, Inc.                                63               2
Tyson Foods, Inc., Class A                                    99               2
UST, Inc.                                                     78               5
Wm. Wrigley Jr. Co.                                          105               5
                                                                     -----------
                                                                             291
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                  268              12
AmerisourceBergen Corp.                                       98               5
Bausch & Lomb, Inc.                                           26               1
Baxter International, Inc.                                   306              16
Becton Dickinson & Co.                                       118               9
Biomet, Inc.                                                 118               5
Boston Scientific Corp. *                                    545               8
C.R. Bard, Inc.                                               50               4
Cardinal Health, Inc.                                        199              15
CIGNA Corp.                                                   58               8
Coventry Health Care, Inc. *                                  75               4
Express Scripts, Inc. *                                       70               6
Hospira, Inc. *                                               77               3
Humana, Inc. *                                                78               5
IMS Health, Inc.                                              95               3
Laboratory Corp. of America Holdings *                        60               4
Manor Care, Inc.                                              38               2
McKesson Corp.                                               144               8
Medco Health Solutions, Inc. *                               145              11
Medtronic, Inc.                                              571              28
Patterson Cos., Inc. *                                        66               2
Quest Diagnostics, Inc.                                       76               4
St. Jude Medical, Inc. *                                     173               7
Stryker Corp.                                                139               9
Tenet Healthcare Corp. *                                     223               1
UnitedHealth Group, Inc.                                     641              34
Varian Medical Systems, Inc. *                                60               3
WellPoint, Inc. *                                            312              25
Zimmer Holdings, Inc. *                                      118              10
                                                                     -----------
                                                                             252
HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Avon Products, Inc.                                          214               8
Clorox Co.                                                    72               5
Colgate-Palmolive Co.                                        243              16
Kimberly-Clark Corp.                                         219              15
Lauder Estee Cos., Inc., Class A                              57               3
Procter & Gamble Co.                                       1,556              98
                                                                     -----------
                                                                             145
INSURANCE 0.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                     152               9
AFLAC, Inc.                                                  235              11
Ambac Financial Group, Inc.                                   49               4
American International Group, Inc.                         1,228              83
AON Corp.                                                    153               6
Cincinnati Financial Corp.                                    83               3
Genworth Financial, Inc., Class A                            179               6
Lincoln National Corp.                                       134               9
Loews Corp.                                                  195               9
Marsh & McLennan Cos., Inc.                                  258               8
MBIA, Inc.                                                    64               4
MetLife, Inc.                                                358              23
Principal Financial Group, Inc.                              132               8
Prudential Financial, Inc.                                   234              21
SAFECO Corp.                                                  59               4
The Allstate Corp.                                           305              18
The Chubb Corp.                                              190              10
The Hartford Financial Services Group, Inc.                  144              14
The Progressive Corp.                                        376               8
The Travelers Cos., Inc.                                     329              17
Torchmark Corp.                                               50               3
UnumProvident Corp.                                          142               3
XL Capital Ltd., Class A                                      83               6
                                                                     -----------
                                                                             287
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                               106              8
Alcoa, Inc.                                                  412             14
Allegheny Technologies, Inc.                                  40              4
Ashland, Inc.                                                 34              2
Ball Corp.                                                    50              2
Bemis Co.                                                     50              2
E. I. du Pont de Nemours & Co.                               435             21
Eastman Chemical Co.                                          39              2
Ecolab, Inc.                                                  87              4
Freeport-McMoran Copper & Gold, Inc., Class B                153             10
Hercules, Inc. *                                              54              1
International Flavors & Fragrances, Inc.                      38              2
International Paper Co.                                      234              9
MeadWestvaco Corp.                                            86              3
Monsanto Co.                                                 254             14
Newmont Mining Corp.                                         211              9
Nucor Corp.                                                  146              9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Pactiv Corp. *                                                68               2
PPG Industries, Inc.                                          79               6
Praxair, Inc.                                                152              10
Rohm & Haas Co.                                               69               4
Sealed Air Corp.                                              78               2
Sigma-Aldrich Corp.                                           78               3
Temple-Inland, Inc.                                           53               3
The Dow Chemical Co.                                         457              21
United States Steel Corp.                                     52               5
Vulcan Materials Co.                                          48               6
Weyerhaeuser Co.                                             116               9
                                                                     -----------
                                                                             187
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                           396              12
Clear Channel Communications, Inc.                           244               9
Comcast Corp., Class A *                                   1,516              39
Dow Jones & Co., Inc.                                         28               1
Gannett Co., Inc.                                            112               6
Meredith Corp.                                                20               1
News Corp., Class A                                        1,135              26
Omnicom Group, Inc.                                           84               9
The DIRECTV Group, Inc. *                                    300               7
The E.W. Scripps Co., Class A                                 41               2
The Interpublic Group of Cos., Inc. *                        204               3
The McGraw-Hill Cos., Inc.                                   173              11
The New York Times Co., Class A                               74               2
The Walt Disney Co.                                          911              31
Time Warner, Inc.                                          1,931              38
Tribune Co.                                                  123               4
Viacom, Inc., Class B *                                      365              15
                                                                     -----------
                                                                             216
PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                          729              41
Allergan, Inc.                                                71               8
Amgen, Inc. *                                                552              31
Applera Corp. - Applied Biosystems Group                      87               3
Barr Pharmaceuticals, Inc. *                                  50               2
Biogen Idec, Inc. *                                          162               7
Bristol-Myers Squibb Co.                                     926              26
Celgene Corp. *                                              100               5
Eli Lilly and Co.                                            534              29
Forest Laboratories, Inc. *                                  155               8
Genzyme Corp. *                                              122               7
Gilead Sciences, Inc. *                                      218              17
Johnson & Johnson                                          1,408              85
King Pharmaceuticals, Inc. *                                 115               2
MedImmune, Inc. *                                            120               4
Merck & Co., Inc.                                          1,034              46
Millipore Corp. *                                             25               2
Mylan Laboratories, Inc.                                     104               2
PerkinElmer, Inc.                                             62               1
Pfizer, Inc.                                               3,481              88
Schering-Plough Corp.                                        701              18
Thermo Fisher Scientific, Inc. *                             195               9
Waters Corp. *                                                49               3
Watson Pharmaceuticals, Inc. *                                49               1
Wyeth                                                        635              32
                                                                     -----------
                                                                             477
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A                46               3
Archstone-Smith Trust                                        100               5
AvalonBay Communities, Inc.                                   30               4
Boston Properties, Inc.                                       43               5
CB Richard Ellis Group, Inc., Class A *                       80               3
Equity Residential                                           138               7
Kimco Realty Corp.                                           101               5
Plum Creek Timber Co., Inc.                                   88               3
ProLogis                                                     116               7
Public Storage, Inc.                                          40               4
Realogy Corp. *                                              119               3
Simon Property Group, Inc.                                    86              10
Vornado Realty Trust                                          57               7
                                                                     -----------
                                                                              66
RETAILING 0.5%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                           146               6
AutoNation, Inc. *                                            70               1
AutoZone, Inc. *                                              27               3
Bed, Bath & Beyond, Inc. *                                   132               5
Best Buy Co., Inc.                                           192               9
Big Lots, Inc. *                                              88               3
Circuit City Stores, Inc.                                     73               1
Dillard's, Inc., Class A                                      30               1
Dollar General Corp.                                         150               3
eBay, Inc. *                                                 545              18
Family Dollar Stores, Inc.                                    74               2
Federated Department Stores, Inc.                            256              12
Genuine Parts Co.                                             81               4
Home Depot, Inc.                                           1,005              37
IAC/InterActive Corp. *                                      100               4
J.C. Penney Co., Inc.                                        109               9
Kohl's Corp. *                                               164              13
Limited Brands, Inc.                                         165               4
Lowe's Cos., Inc.                                            738              23
Nordstrom, Inc.                                              103               5
Office Depot, Inc. *                                         139               5
OfficeMax, Inc.                                               34               2
RadioShack Corp.                                              11              --
Sears Holdings Corp. *                                        48               9
Staples, Inc.                                                344               9
Target Corp.                                                 417              25
The Gap, Inc.                                                271               5
The Sherwin-Williams Co.                                      53               4
The TJX Cos., Inc.                                           217               6
Tiffany & Co.                                                 68               3
                                                                     -----------
                                                                             231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                               228               3
Altera Corp. *                                               171               3
Analog Devices, Inc.                                         174               6

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Applied Materials, Inc.                                      750              14
Broadcom Corp., Class A *                                    208               7
Intel Corp.                                                2,783              53
KLA-Tencor Corp.                                              95               5
Linear Technology Corp.                                      144               4
LSI Logic Corp. *                                            186               2
Maxim Integrated Products, Inc.                              151               4
Micron Technology, Inc. *                                    319               4
National Semiconductor Corp.                                 159               4
Novellus Systems, Inc. *                                      64               2
NVIDIA Corp. *                                               161               5
PMC - Sierra, Inc. *                                          88               1
Teradyne, Inc. *                                              94               2
Texas Instruments, Inc.                                      757              23
Xilinx, Inc.                                                 164               4
                                                                     -----------
                                                                             146
SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                        283              12
Affiliated Computer Services, Inc., Class A *                 55               3
Autodesk, Inc. *                                             110               4
Automatic Data Processing, Inc.                              274              13
BMC Software, Inc. *                                         101               3
CA, Inc.                                                     215               6
Citrix Systems, Inc. *                                        85               3
Cognizant Technology Solutions Corp., Class A *               60               5
Computer Sciences Corp. *                                     89               5
Compuware Corp. *                                            182               2
Convergys Corp. *                                             67               2
Electronic Arts, Inc. *                                      143               7
Electronic Data Systems Corp.                                243               7
Fidelity National Information Services, Inc.                  70               3
First Data Corp.                                             362              10
Fiserv, Inc. *                                                88               5
Google, Inc., Class A *                                       96              44
Intuit, Inc. *                                               166               5
Microsoft Corp.                                            4,204             117
Novell, Inc. *                                               185               1
Oracle Corp. *                                             1,784              32
Paychex, Inc.                                                159               6
Sabre Holdings Corp., Class A                                 63               2
Symantec Corp. *                                             493               8
Unisys Corp. *                                               162               1
VeriSign, Inc. *                                             116               3
Western Union Co.                                            362               8
Yahoo! Inc. *                                                598              19
                                                                     -----------
                                                                             336
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                                56               1
Agilent Technologies, Inc. *                                 202               7
Apple Computer, Inc. *                                       402              37
Avaya, Inc. *                                                198               2
Ciena Corp. *                                                 39               1
Cisco Systems, Inc. *                                      2,910              74
Corning, Inc. *                                              731              17
Dell, Inc. *                                               1,113              26
EMC Corp. *                                                1,124              16
Hewlett-Packard Co.                                        1,338              54
International Business Machines Corp.                        741              70
Jabil Circuit, Inc.                                           83               2
JDS Uniphase Corp. *                                          99               2
Juniper Networks, Inc. *                                     200               4
Lexmark International, Inc., Class A *                        52               3
Molex, Inc.                                                   68               2
Motorola, Inc.                                             1,182              21
NCR Corp. *                                                   87               4
Network Appliance, Inc. *                                    178               6
QLogic Corp. *                                                76               1
QUALCOMM, Inc.                                               783              33
SanDisk Corp. *                                               88               4
Sanmina -- SCI Corp. *                                       252               1
Solectron Corp. *                                            433               1
Sun Microsystems *                                         1,637              10
Tektronix, Inc.                                               39               1
Tellabs, Inc. *                                              214               2
Xerox Corp. *                                                440               7
                                                                     -----------
                                                                             409
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
ALLTEL Corp.                                                 183              11
AT&T Corp.                                                 2,961             117
CenturyTel, Inc.                                              55               2
Citizens Communications Co.                                  156               2
Embarq Corp.                                                  70               4
Qwest Communications International, Inc. *                   735               7
Sprint Nextel Corp.                                        1,405              27
Verizon Communications, Inc.                               1,384              52
Windstream Corp.                                             189               3
                                                                     -----------
                                                                             225
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           176              14
CSX Corp.                                                    206               8
Delta Air Lines, Inc. *                                      100              --
FedEx Corp.                                                  143              15
Norfolk Southern Corp.                                       196              10
Ryder System, Inc.                                            29               2
Southwest Airlines Co.                                       336               5
Union Pacific Corp.                                          125              13
United Parcel Service, Inc., Class B                         516              36
                                                                     -----------
                                                                             103
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                      78               4
Ameren Corp.                                                  96               5
American Electric Power Co., Inc.                            187               9
CenterPoint Energy, Inc.                                     147               3
CMS Energy Corp.                                             105               2
Consolidated Edison, Inc.                                    117               6

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Constellation Energy Group, Inc.                              85               7
Dominion Resources, Inc.                                     164              14
DTE Energy Co.                                                85               4
Duke Energy Corp.                                            586              12
Dynegy, Inc., Class A *                                      143               1
Edison International                                         155               8
Entergy Corp.                                                 98              10
Exelon Corp.                                                 315              22
FirstEnergy Corp.                                            157              10
FPL Group, Inc.                                              190              12
Integrys Energy Group, Inc.                                   15               1
KeySpan Corp.                                                 83               3
Nicor, Inc.                                                   32               1
NiSource, Inc.                                               130               3
PG&E Corp.                                                   163               8
Pinnacle West Capital Corp.                                   47               2
PPL Corp.                                                    179               7
Progress Energy, Inc.                                        120               6
Public Service Enterprise Group, Inc.                        118              10
Questar Corp.                                                 40               4
Sempra Energy                                                123               7
TECO Energy, Inc.                                             99               2
The AES Corp. *                                              311               7
The Southern Co.                                             350              13
TXU Corp.                                                    218              14
Xcel Energy, Inc.                                            192               5
                                                                     -----------
                                                                             222
                                                                     -----------
TOTAL COMMON STOCK
(COST $3,020)                                                              6,077
                                                                     -----------

OTHER INVESTMENT COMPANIES 86.1% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)           1,073,010          12,071
Schwab International Index Fund, Select Shares (a)       428,053           9,584
Schwab Small-Cap Index Fund, Select Shares (a)           385,237           9,357
Schwab Total Bond Market Fund (a)                        708,518           6,993
Schwab Value Advantage Money Fund, Select Shares (a)   1,792,881           1,793
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $32,897)                                                            39,798
                                                                     -----------

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   5.09%, 04/02/07                                           253             253

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.87%, 06/14/07                                            45              45
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $298)                                                                  298
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $36,428 and the unrealized appreciation and depreciation were $9,817 and ($72), respectively, with a net unrealized appreciation of $9,745.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 INDEX PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of March 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.4%  COMMON STOCK                                     109,830        164,186
  1.5%  SHORT-TERM INVESTMENT                              2,554          2,555
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                112,384        166,741
  2.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 3,322          3,322
(1.9)%  OTHER ASSETS AND
        LIABILITIES                                                      (3,135)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      166,928

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 98.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co. (b)                                        24,212             191
General Motors Corp. (b)                                   6,277             192
Harley-Davidson, Inc.                                      3,456             203
Johnson Controls, Inc.                                     2,500             237
The Goodyear Tire & Rubber Co. *                           2,500              78
                                                                     -----------
                                                                             901
BANKS 5.3%
--------------------------------------------------------------------------------
BB&T Corp.                                                 6,870             282
Comerica, Inc.                                             2,330             138
Commerce Bancorp, Inc.                                     2,300              77
Compass Bancshares, Inc.                                   1,610             111
Countrywide Financial Corp.                                8,000             269
Fannie Mae                                                12,540             684
Fifth Third Bancorp (b)                                    7,405             287
First Horizon National Corp.                               1,400              58
Freddie Mac                                                9,010             536
Huntington Bancshares, Inc.                                3,256              71
KeyCorp                                                    5,400             202
M&T Bank Corp.                                             1,071             124
Marshall & Ilsley Corp.                                    2,738             127
MGIC Investment Corp. (b)                                    733              43
National City Corp.                                        8,100             302
PNC Financial Services
  Group, Inc.                                              3,770             271
Regions Financial Corp. (b)                                9,677             342
Sovereign Bancorp, Inc.                                    3,605              92
SunTrust Banks, Inc.                                       4,800             399
Synovus Financial Corp                                     4,300             139
U.S. Bancorp                                              22,899             801
Wachovia Corp.                                            24,057           1,324
Washington Mutual, Inc.                                   12,345             499
Wells Fargo & Co.                                         43,058           1,482
Zions Bancorp                                              1,408             119
                                                                     -----------
                                                                           8,779
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
3M Co.                                                     9,840             752
American Standard Cos., Inc.                               2,400             127
Caterpillar, Inc.                                          8,680             582
Cooper Industries Ltd., Class A                            2,600             117
Cummins, Inc.                                                600              87
Danaher Corp.                                              3,126             223
Deere & Co.                                                2,900             315
Dover Corp.                                                2,800             137
Eaton Corp.                                                1,740             145
Emerson Electric Co.                                      10,760             464
Fluor Corp.                                                1,100              99
General Dynamics Corp.                                     5,230             400
General Electric Co. (c)                                 133,278           4,713
Goodrich Corp.                                             1,660              85
Honeywell International, Inc.                             11,037             508
Illinois Tool Works, Inc.                                  5,344             276
Ingersoll-Rand Co., Ltd., Class A                          4,400             191
ITT Corp.                                                  2,480             150
L-3 Communications
  Holdings, Inc.                                           1,500             131
Lockheed Martin Corp.                                      4,690             455
Masco Corp. (b)                                            5,010             137
Northrop Grumman Corp.                                     4,534             337
PACCAR, Inc.                                               2,796             205
Pall Corp.                                                 1,400              53
Parker Hannifin Corp.                                      1,650             142
Raytheon Co.                                               5,830             306
Rockwell Automation, Inc.                                  2,350             141
Rockwell Collins, Inc.                                     2,200             147
Terex Corp. *                                              1,300              93
Textron, Inc.                                              1,700             153
The Boeing Co.                                            10,396             924
Tyco International Ltd.                                   26,379             832
United Technologies Corp.                                 13,200             858
W.W. Grainger, Inc.                                          800              62
                                                                     -----------
                                                                          14,347
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc *                               525               7
Avery Dennison Corp.                                       1,300              84
Cintas Corp. (b)                                           1,157              42
Equifax, Inc.                                              2,000              73
Monster Worldwide, Inc. *                                  1,704              81
Pitney Bowes, Inc.                                         3,000             136
R.R. Donnelley & Sons Co.                                  2,960             108
Robert Half International, Inc.                            1,550              57
Waste Management, Inc.                                     7,357             253
                                                                     -----------
                                                                             841
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                            1,200              38
Centex Corp.                                               1,400              59
Coach, Inc. *                                              5,100             255

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
D.R. Horton, Inc. (b)                                      2,500              55
Eastman Kodak Co. (b)                                      3,155              71
Fortune Brands, Inc.                                       1,607             127
Harman International
  Industries, Inc.                                           800              77
Hasbro, Inc.                                               2,525              72
Jones Apparel Group, Inc.                                  1,500              46
KB Home                                                      960              41
Leggett & Platt, Inc.                                      2,300              52
Lennar Corp., Class A                                      1,600              68
Liz Claiborne, Inc.                                          997              43
Mattel, Inc.                                               5,300             146
Newell Rubbermaid, Inc.                                    3,924             122
NIKE, Inc., Class B                                        2,460             261
Pulte Homes, Inc.                                          2,000              53
Snap-On, Inc.                                                800              38
The Black & Decker Corp.                                   1,010              82
The Stanley Works                                            391              22
VF Corp.                                                   1,110              92
Whirlpool Corp.                                            1,033              88
                                                                     -----------
                                                                           1,908
CONSUMER SERVICES 1.7%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,327              58
Carnival Corp.                                             5,222             245
Darden Restaurants, Inc.                                   1,590              66
H&R Block, Inc. (b)                                        4,200              88
Harrah's Entertainment, Inc.                               2,200             186
Hilton Hotels Corp.                                        4,010             144
International Game Technology                              4,700             190
Marriott International, Inc.,
  Class A                                                  4,312             211
McDonald's Corp.                                          16,300             734
Starbucks Corp. *                                         10,120             317
Starwood Hotels & Resorts Worldwide, Inc.                  2,900             188
Wendy's International, Inc.                                1,300              41
Wyndham Worldwide Corp. *                                  2,580              88
YUM! Brands, Inc.                                          3,700             214
                                                                     -----------
                                                                           2,770
DIVERSIFIED FINANCIALS 10.0%
--------------------------------------------------------------------------------
American Express Co.                                      15,870             895
Ameriprise Financial, Inc.                                 3,278             187
Bank of America Corp.                                     58,501           2,985
Capital One Financial Corp.                                5,180             391
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                   400             213
CIT Group, Inc.                                            2,600             138
Citigroup, Inc. (c)                                       63,782           3,275
E*TRADE Financial Corp. *                                  5,160             109
Federated Investors, Inc., Class B                         1,100              40
Franklin Resources, Inc.                                   2,100             254
Janus Capital Group, Inc.                                  1,941              41
JPMorgan Chase & Co.                                      44,701           2,163
Legg Mason, Inc.                                           1,500             141
Lehman Brothers Holdings, Inc.                             7,000             490
Mellon Financial Corp.                                     5,600             242
Merrill Lynch & Co., Inc.                                 11,680             954
Moody's Corp.                                              3,180             197
Morgan Stanley                                            13,780           1,085
Northern Trust Corp.                                       2,470             148
SLM Corp.                                                  5,200             213
State Street Corp.                                         4,500             291
T. Rowe Price Group, Inc.                                  3,400             160
The Bank of New York Co., Inc.                            10,300             418
The Bear Stearns Cos., Inc.                                1,512             227
The Charles Schwab Corp. (a)                              14,146             259
The Goldman Sachs Group, Inc.                              5,607           1,159
                                                                     -----------
                                                                          16,675
ENERGY 10.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   6,094             262
Apache Corp.                                               4,008             283
Baker Hughes, Inc.                                         4,400             291
BJ Services Co.                                            3,800             106
Chesapeake Energy Corp.                                    4,800             148
Chevron Corp.                                             28,516           2,109
ConocoPhillips                                            21,352           1,459
CONSOL Energy, Inc.                                        2,300              90
Devon Energy Corp.                                         5,663             392
El Paso Corp.                                              9,041             131
EOG Resources, Inc.                                        3,214             229
Exxon Mobil Corp. (c)                                     75,518           5,698
Halliburton Co. (b)                                       13,420             426
Hess Corp. (b)                                             3,410             189
Kinder Morgan, Inc.                                        1,350             144
Marathon Oil Corp.                                         4,832             478
Murphy Oil Corp.                                           2,332             125
Nabors Industries Ltd. *                                   4,000             119
National-Oilwell Varco, Inc. *                             1,893             147
Noble Corp.                                                1,600             126
Occidental Petroleum Corp.                                11,000             542
Peabody Energy Corp. (b)                                   3,300             133
Rowan Cos., Inc.                                           1,200              39
Schlumberger Ltd.                                         15,340           1,060
Smith International, Inc. (b)                              2,500             120
Spectra Energy Corp.                                       7,781             204
Sunoco, Inc.                                               1,740             123
The Williams Cos., Inc.                                    7,600             216
Transocean, Inc. *                                         4,033             329
Valero Energy Corp.                                        7,860             507
Weatherford International Ltd. *                           4,280             193
XTO Energy, Inc.                                           4,229             232
                                                                     -----------
                                                                          16,650
FOOD & STAPLES RETAILING 2.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     6,100             328
CVS/Caremark Corp.                                        20,105             686
Safeway, Inc. (b)                                          6,200             227
Supervalu, Inc.                                            2,435              95
Sysco Corp.                                                7,700             261
The Kroger Co.                                             9,400             266
Wal-Mart Stores, Inc.                                     31,930           1,499
Walgreen Co.                                              12,975             595
Whole Foods Market, Inc.                                   1,800              81
                                                                     -----------
                                                                           4,038
FOOD, BEVERAGE & TOBACCO 4.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        26,864           2,359

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Anheuser-Busch Cos., Inc.                                  9,783             494
Archer-Daniels-Midland Co.                                 8,700             319
Brown-Forman Corp., Class B                                1,204              79
Campbell Soup Co.                                          2,300              90
Coca-Cola Enterprises, Inc.                                4,000              81
ConAgra Foods, Inc.                                        6,770             169
Constellation Brands, Inc.,
  Class A *                                                2,300              49
Dean Foods Co. *                                           1,700              79
General Mills, Inc.                                        4,579             267
H.J. Heinz Co.                                             4,510             212
Kellogg Co.                                                3,400             175
McCormick & Co., Inc.                                      1,700              65
Molson Coors Brewing Co.,
  Class B                                                    339              32
PepsiCo, Inc.                                             21,440           1,363
Reynolds American, Inc.                                    2,156             134
Sara Lee Corp.                                            10,600             179
The Coca-Cola Co.                                         26,362           1,265
The Hershey Co. (b)                                        2,244             123
The Pepsi Bottling Group, Inc.                             1,902              61
Tyson Foods, Inc., Class A                                 1,186              23
UST, Inc.                                                  2,200             127
Wm. Wrigley Jr. Co.                                        2,411             123
                                                                     -----------
                                                                           7,868
HEALTH CARE EQUIPMENT & SERVICES 4.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                                6,840             299
AmerisourceBergen Corp.                                    2,720             143
Bausch & Lomb, Inc.                                          800              41
Baxter International, Inc.                                 8,690             458
Becton Dickinson & Co.                                     3,300             254
Biomet, Inc.                                               2,507             106
Boston Scientific Corp. *                                 15,090             219
C.R. Bard, Inc.                                            1,320             105
Cardinal Health, Inc.                                      5,374             392
CIGNA Corp.                                                1,560             222
Coventry Health Care, Inc. *                               2,050             115
Express Scripts, Inc. *                                    1,772             143
Hospira, Inc. *                                            2,100              86
Humana, Inc. *                                             2,100             122
IMS Health, Inc.                                           2,600              77
Laboratory Corp. of America Holdings *                     1,504             109
Manor Care, Inc. (b)                                         387              21
McKesson Corp.                                             3,956             232
Medco Health Solutions, Inc. *                             3,888             282
Medtronic, Inc.                                           15,209             746
Patterson Cos., Inc. *                                       980              35
Quest Diagnostics, Inc.                                    2,260             113
St. Jude Medical, Inc. *                                   4,204             158
Stryker Corp.                                              3,900             259
Tenet Healthcare Corp. (b)*                                6,500              42
UnitedHealth Group, Inc.                                  17,630             934
WellPoint, Inc. *                                          8,136             660
Zimmer Holdings, Inc. *                                    3,184             272
                                                                     -----------
                                                                           6,645
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        5,116             191
Colgate-Palmolive Co.                                      6,670             445
Kimberly-Clark Corp.                                       5,706             391
The Clorox Co.                                             2,100             134
The Estee Lauder Cos., Inc., Class A                       1,500              73
The Procter & Gamble Co. (c)                              41,117           2,597
                                                                     -----------
                                                                           3,831
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   3,900             222
AFLAC, Inc.                                                6,610             311
Ambac Financial Group, Inc.                                1,392             120
American International Group, Inc.                        33,438           2,248
AON Corp.                                                  4,550             173
Cincinnati Financial Corp.                                 2,335              99
Genworth Financial, Inc., Class A                          5,000             175
Lincoln National Corp.                                     3,662             248
Loews Corp.                                                5,640             256
Marsh & McLennan Cos., Inc.                                7,000             205
MBIA, Inc.                                                 1,750             115
MetLife, Inc.                                              9,807             619
Principal Financial Group, Inc.                            3,563             213
Prudential Financial, Inc.                                 6,470             584
SAFECO Corp.                                               1,600             106
The Allstate Corp.                                         8,440             507
The Chubb Corp.                                            5,160             267
The Hartford Financial Services Group, Inc.                3,930             376
The Progressive Corp.                                     10,200             223
The Travelers Cos., Inc.                                   8,999             466
Torchmark Corp.                                            1,500              98
UnumProvident Corp.                                        4,276              98
XL Capital Ltd., Class A                                   1,900             133
                                                                     -----------
                                                                           7,862
MATERIALS 3.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             3,000             222
Alcoa, Inc.                                               11,072             375
Allegheny Technologies, Inc.                               1,270             135
Ashland, Inc.                                                900              59
Ball Corp.                                                 1,200              55
Bemis Co.                                                  1,400              47
E.I. du Pont de Nemours & Co.                             12,114             599
Eastman Chemical Co.                                       1,000              63
Ecolab, Inc.                                               2,604             112
Freeport-McMoran Copper & Gold, Inc., Class B              4,202             278
Hercules, Inc. *                                             700              14
International Flavors & Fragrances, Inc.                   1,000              47
International Paper Co.                                    6,498             237
MeadWestvaco Corp.                                         2,549              79
Monsanto Co.                                               7,050             387
Newmont Mining Corp.                                       5,446             229
Nucor Corp.                                                4,000             260
Pactiv Corp. *                                             1,800              61

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PPG Industries, Inc.                                       2,300             162
Praxair, Inc.                                              4,165             262
Rohm and Haas Co.                                          2,105             109
Sealed Air Corp.                                           2,428              77
Sigma-Aldrich Corp.                                        1,282              53
Temple-Inland, Inc.                                        1,600              96
The Dow Chemical Co.                                      12,305             564
United States Steel Corp.                                  1,500             149
Vulcan Materials Co.                                       1,300             151
Weyerhaeuser Co.                                           3,300             247
                                                                     -----------
                                                                           5,129
MEDIA 3.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         9,880             302
Clear Channel
  Communications, Inc.                                     5,956             209
Comcast Corp., Class A *                                  40,773           1,058
Dow Jones & Co., Inc. (b)                                    600              21
Gannett Co., Inc.                                          2,960             167
Meredith Corp.                                               300              17
News Corp., Class A                                       30,574             707
Omnicom Group, Inc.                                        2,300             235
The DIRECTV Group, Inc. *                                  9,900             228
The E.W. Scripps Co., Class A                              1,000              45
The Interpublic Group of Cos., Inc. *                      4,997              62
The McGraw-Hill Cos., Inc.                                 4,750             299
The New York Times Co.,
  Class A (b)                                              1,700              40
The Walt Disney Co.                                       27,400             943
Time Warner, Inc.                                         52,323           1,032
Tribune Co.                                                2,817              90
Viacom, Inc., Class B *                                    9,080             373
                                                                     -----------
                                                                           5,828
PHARMACEUTICALS & BIOTECHNOLOGY 7.7%
--------------------------------------------------------------------------------
Abbott Laboratories                                       19,635           1,096
Allergan, Inc.                                             1,880             208
Amgen, Inc. *                                             15,154             847
Applera Corp. - Applied Biosystems Group                   2,800              83
Barr Pharmaceuticals, Inc. *                               1,400              65
Biogen Idec, Inc. *                                        4,700             209
Bristol-Myers Squibb Co.                                  25,640             712
Celgene Corp. *                                            4,700             246
Eli Lilly & Co.                                           12,920             694
Forest Laboratories, Inc. *                                3,720             191
Genzyme Corp. *                                            3,500             210
Gilead Sciences, Inc. *                                    5,854             448
Johnson & Johnson                                         37,898           2,284
King Pharmaceuticals, Inc. *                               3,466              68
MedImmune, Inc. *                                          3,200             116
Merck & Co., Inc.                                         28,300           1,250
Millipore Corp. *                                            500              36
Mylan Laboratories, Inc.                                   2,691              57
PerkinElmer, Inc.                                          1,700              41
Pfizer, Inc. (c)                                          94,269           2,381
Schering-Plough Corp.                                     19,190             489
Thermo Fisher Scientific, Inc. *                           4,590             215
Waters Corp. *                                             1,400              81
Watson Pharmaceuticals, Inc. *                             1,500              40
Wyeth                                                     17,470             874
                                                                     -----------
                                                                          12,941
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A             1,300              75
Archstone-Smith Trust                                      2,700             147
Boston Properties, Inc.                                    1,216             143
CB Richard Ellis Group, Inc., Class A *                    2,300              79
Equity Residential                                         4,000             193
Kimco Realty Corp.                                         2,710             132
Plum Creek Timber Co., Inc.                                2,560             101
ProLogis                                                   2,600             169
Public Storage, Inc.                                       1,500             142
Realogy Corp. *                                            3,225              95
Simon Property Group, Inc.                                 2,800             311
Vornado Realty Trust                                       1,600             191
                                                                     -----------
                                                                           1,778
RETAILING 3.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         3,900             155
AutoNation, Inc. (b)*                                      1,900              40
AutoZone, Inc. *                                             500              64
Bed, Bath & Beyond, Inc. *                                 3,016             121
Best Buy Co., Inc.                                         5,075             247
Big Lots, Inc. *                                           1,400              44
Circuit City Stores, Inc.                                  2,054              38
Dillard's, Inc., Class A                                     600              20
Dollar General Corp.                                       3,863              82
eBay, Inc. *                                              15,288             507
Family Dollar Stores, Inc.                                 2,000              59
Federated Department
  Stores, Inc.                                             6,822             307
Genuine Parts Co.                                          2,500             122
IAC/InterActiveCorp *                                      2,800             106
J.C. Penney Co., Inc.                                      3,100             255
Kohl's Corp. *                                             4,410             338
Limited Brands, Inc.                                       3,908             102
Lowe's Cos., Inc.                                         19,760             622
Nordstrom, Inc.                                            2,850             151
Office Depot, Inc. *                                       4,100             144
OfficeMax, Inc.                                              900              47
RadioShack Corp.                                             259               7
Sears Holdings Corp. *                                     1,175             212
Staples, Inc.                                              9,850             255
Target Corp.                                              11,170             662
The Gap, Inc.                                              7,076             122
The Home Depot, Inc.                                      26,350             968
The Sherwin-Williams Co.                                   1,133              75
The TJX Cos., Inc.                                         6,310             170
Tiffany & Co.                                              1,126              51
                                                                     -----------
                                                                           6,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             5,530              72
Altera Corp. *                                             4,880              98
Analog Devices, Inc.                                       4,730             163
Applied Materials, Inc. (c)                               19,670             360

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Broadcom Corp., Class A *                                  6,165             198
Intel Corp.                                               74,371           1,423
KLA-Tencor Corp.                                           2,700             144
Linear Technology Corp.                                    4,000             126
LSI Logic Corp. (b)*                                       5,410              57
Maxim Integrated Products, Inc.                            3,900             115
Micron Technology, Inc. *                                  8,800             106
National Semiconductor Corp.                               4,400             106
Novellus Systems, Inc. *                                   1,900              61
NVIDIA Corp. *                                             4,800             138
PMC - Sierra, Inc. (b)*                                    1,590              11
Teradyne, Inc. *                                           2,100              35
Texas Instruments, Inc.                                   20,040             603
Xilinx, Inc. (b)                                           4,400             113
                                                                     -----------
                                                                           3,929
SOFTWARE & SERVICES 5.5%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      7,900             329
Affiliated Computer Services, Inc., Class A *              1,391              82
Autodesk, Inc. *                                           3,320             125
Automatic Data Processing, Inc.                            7,173             347
BMC Software, Inc. *                                       3,200              99
CA, Inc. (b)                                               6,044             157
Citrix Systems, Inc. *                                     2,360              76
Cognizant Technology Solutions Corp., Class A *            1,800             159
Computer Sciences Corp. *                                  2,400             125
Compuware Corp. (b)*                                       5,150              49
Convergys Corp. *                                          1,354              34
Electronic Arts, Inc. *                                    4,058             204
Electronic Data Systems Corp.                              7,220             200
Fidelity National Information Services, Inc.               2,000              91
First Data Corp.                                           9,959             268
Fiserv, Inc. *                                             2,260             120
Google, Inc., Class A *                                    2,777           1,272
Intuit, Inc. *                                             4,396             120
Microsoft Corp. (c)                                      111,568           3,109
Novell, Inc. *                                             5,200              38
Oracle Corp. *                                            51,720             938
Parametric Technology Corp. *                              1,484              28
Paychex, Inc.                                              4,450             168
Sabre Holdings Corp., Class A                              1,883              62
Symantec Corp. *                                          12,141             210
Unisys Corp. *                                             4,700              40
VeriSign, Inc. *                                           2,025              51
Western Union Co.                                          9,959             219
Yahoo! Inc. *                                             15,900             497
                                                                     -----------
                                                                           9,217
TECHNOLOGY HARDWARE & EQUIPMENT 6.7%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               971              16
Agilent Technologies, Inc. *                               5,867             198
Apple, Inc. *                                             11,000           1,022
Avaya, Inc. *                                              5,632              66
Ciena Corp. (b)*                                             957              27
Cisco Systems, Inc. *                                     78,538           2,005
Comverse Technology, Inc. *                                2,700              58
Corning, Inc. *                                           19,950             454
Dell, Inc. *                                              28,872             670
EMC Corp. *                                               30,822             427
Hewlett-Packard Co.                                       35,613           1,429
International Business
  Machines Corp.                                          19,785           1,865
Jabil Circuit, Inc.                                        2,127              45
JDS Uniphase Corp. (b)*                                    2,519              38
Juniper Networks, Inc. *                                   6,800             134
Lexmark International, Inc.,
  Class A *                                                1,300              76
Molex, Inc. (b)                                            1,800              51
Motorola, Inc.                                            32,435             573
NCR Corp. *                                                2,400             115
Network Appliance, Inc. *                                  4,600             168
QLogic Corp. *                                             2,590              44
QUALCOMM, Inc.                                            21,490             917
SanDisk Corp. (b)*                                         2,900             127
Sanmina -- SCI Corp. *                                     7,400              27
Solectron Corp. *                                         13,490              42
Sun Microsystems *                                        45,800             275
Tektronix, Inc.                                            1,100              31
Tellabs, Inc. *                                            6,230              62
Xerox Corp. *                                             12,190             206
                                                                     -----------
                                                                          11,168
TELECOMMUNICATION SERVICES 3.7%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               5,160             320
AT&T Corp.                                                81,388           3,209
CenturyTel, Inc.                                           1,490              67
Citizens Communications Co.                                4,718              71
Embarq Corp.                                               1,997             113
Qwest Communications International, Inc. *                21,216             191
Sprint Nextel Corp.                                       38,839             736
Verizon Communications, Inc.                              37,604           1,426
Windstream Corp.                                           5,335              78
                                                                     -----------
                                                                           6,211
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Burlington Northern
  Santa Fe Corp.                                           4,730             380
CSX Corp.                                                  6,020             241
FedEx Corp.                                                3,920             421
Norfolk Southern Corp.                                     5,600             283
Ryder System, Inc.                                           600              30
Southwest Airlines Co.                                     7,886             116
Union Pacific Corp.                                        3,570             363
United Parcel Service, Inc.,
  Class B                                                 13,915             976
                                                                     -----------
                                                                           2,810
UTILITIES 3.6%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   2,241             110
Ameren Corp.                                               2,500             126
American Electric Power Co., Inc.                          5,170             252
CenterPoint Energy, Inc.                                   3,650              65
CMS Energy Corp.                                           2,960              53
Consolidated Edison, Inc.                                  3,100             158

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Constellation Energy Group                                 2,500             217
Dominion Resources, Inc.                                   4,380             389
DTE Energy Co. (b)                                         2,200             105
Duke Energy Corp.                                         15,563             316
Dynegy, Inc., Class A *                                    4,295              40
Edison International                                       4,200             206
Entergy Corp.                                              2,377             249
Exelon Corp.                                               8,690             597
FirstEnergy Corp.                                          4,288             284
FPL Group, Inc.                                            5,400             330
Integrys Energy Group, Inc.                                  247              14
KeySpan Corp.                                              2,300              95
Nicor, Inc.                                                  510              25
NiSource, Inc.                                             3,246              79
PG&E Corp.                                                 4,800             232
Pinnacle West Capital Corp.                                1,200              58
PPL Corp.                                                  4,960             203
Progress Energy, Inc.                                      2,730             138
Public Service Enterprise
  Group, Inc.                                              3,300             274
Questar Corp.                                              1,100              98
Sempra Energy                                              3,141             192
TECO Energy, Inc.                                          2,840              49
The AES Corp. *                                            8,800             189
The Southern Co.                                           9,510             348
TXU Corp.                                                  5,954             382
Xcel Energy, Inc.                                          3,809              94
                                                                     -----------
                                                                           5,967
                                                                     -----------
TOTAL COMMON STOCK
(COST $109,830)                                                          164,186
                                                                     -----------

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 1.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.4%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
  5.09%, 04/02/07                                          2,462           2,463

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  5.05%, 06/14/07                                             93              92
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $2,554)                                                              2,555
                                                                     -----------

END OF INVESTMENTS.

At 03/31/07, the tax basis cost of the fund's investments was $113,274 and the unrealized appreciation and depreciation was $60,737 and ($7,270), respectively, with a net unrealized appreciation of $53,467.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.0% OF NET ASSETS

Securities Lending Investment
   Fund, a series of the Brown
   Brothers Investment Trust                           3,321,618           3,322

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 03/31/07. All numbers x 1,000 except number of contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACT
S & P Mini 500 Index,
  Long expires 06/16/07                         25         1,789              33

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security is held as collateral for open futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              --------------------------

By:    /s/ Evelyn Dilsaver
      -----------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Evelyn Dilsaver
      ---------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 17, 2007
      ---------------------

By:    /s/ George Pereira
      ---------------------
      George Pereira
      Principal Financial Officer

Date: May 17, 2007
      ---------------------